(GAIN) LOSS ON SALE OF ASSETS AND AMORTIZATION OF DEFERRED GAINS (Tables)	12 Months Ended
Dec. 31, 2016
Gain/(Loss) on sale of assets and deferred gains [Abstract]
Gain (loss) on sale of assets and deferred gains

(in thousands of $)	2016	2015	2014
Net gain (loss) on sale of vessels	72	(2,062)	—
(Loss) on sale of newbuilding contracts	—	(8,858)	—
Amortization of deferred gains	228	132	—
	300	(10,788)	—